INVENTORIES	12 Months Ended
Oct. 30, 2011
INVENTORIES
INVENTORIES
Note E

INVENTORIES

Principal components of inventories are:

	October 30,	October 31,
(in thousands)	2011	2010
Finished products	$463,491	$431,285
Raw materials and work-in-process	251,324	205,355
Materials and supplies	171,008	157,131
Total	$885,823	$793,771